Note 14 - Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
14.	Net earnings per common share

The following table reconciles the denominator used to calculate earnings per common share:

	2018	2017

Shares issued and outstanding at beginning of period	35,916,383	35,842,611
Weighted average number of shares:
Issued during the period	111,904	203,725
Repurchased during the period	(76,076)	(137,596)
Weighted average number of shares used in computing basic earnings per share	35,952,211	35,908,740
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	619,089	650,536
Number of shares used in computing diluted earnings per share	36,571,300	36,559,276